Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Short-term deposits	201,522	263,147	166,034
Cash on hand and bank accounts	5,718	13,601	4,995
TOTAL	207,240	276,748	171,029

Short-term deposits	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
UCITS	29,189	3,096	2,060
TERM ACCOUNTS	124,316	215,018	143,827
INTEREST-BEARING CURRENT ACCOUNT	48,017	45,033	20,147
TOTAL	201,522	263,147	166,034